Supplemental Guarantor Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

13. Supplemental Guarantor Financial Information

The Senior Notes are jointly, severally, fully and unconditionally guaranteed by the Company's domestic restricted subsidiaries. Each guarantor subsidiary is 100% owned, directly or indirectly, by the Company within the meaning of Rule 3-10(h) of Regulation S-X. The Senior Notes include a provision which allows for a guarantor subsidiary to be released of any obligation under the subsidiary guarantee under certain conditions. These conditions include the sale or other disposition of all or substantially all of the guarantor subsidiary's assets, the sale or other disposition of all the Capital Stock of the guarantor subsidiary, change in the designation of any restricted subsidiary as an unrestricted subsidiary by the Company, or upon legal defeasance or satisfaction and discharge of the Senior Notes. Following are consolidating financial statements of the Company, including the guarantors, provided pursuant to Rule 3-10 of Regulation S-X in lieu of separate financial statements of each subsidiary guaranteeing the Senior Notes.

The following consolidating financial statements present the balance sheets as of September 30, 2011 and December 31, 2010, the statements of operations for the three and nine months ended September 30, 2011 and 2010, and the statements of cash flows for the nine months ended September 30, 2011 and 2010, of (i) Exopack Holding Corp. (the "Parent"), (ii) the domestic subsidiaries of Exopack Holding Corp. (the "Guarantor Subsidiaries"), (iii) the foreign subsidiaries of Exopack Holding Corp. (the "Nonguarantor Subsidiaries"), and (iv) the eliminations necessary to arrive at the information for the Company on a consolidated basis. The Parent and the Guarantor Subsidiaries have each reflected investments in their respective subsidiaries under the equity method of accounting. There are no restrictions limiting transfers of cash from Guarantor Subsidiaries and Nonguarantor Subsidiaries to the Parent. The consolidating financial statements should be read in conjunction with the accompanying consolidated financial statements of the Company.

CONSOLIDATING BALANCE SHEET AS OF SEPTEMBER 30, 2011

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$—	$72	$1,239	$—	$1,311
Trade accounts receivable (net of allowance for uncollectible accounts of $1,294)	—	81,857	16,140	—	97,997
Other receivables	—	2,547	582	—	3,129
Inventories	—	96,020	14,549	—	110,569
Deferred income taxes	—	3,540	59	—	3,599
Prepaid expenses and other current assets	—	3,066	1,069	—	4,135

Total current assets	—	187,102	33,638	—	220,740
Property, plant, and equipment, net	—	196,444	24,952	—	221,396
Deferred financing costs, net	6,465	11,341	—	—	17,806
Intangible assets, net	—	89,565	567	—	90,132
Goodwill	—	68,943	706	—	69,649
Investment in subsidiaries	(10,970)	13,879	—	(2,909)	—
Intercompany receivables	35,640	27,767	(2,907)	(60,500)	—
Other assets	—	8,709	149	—	8,858

Total assets	$31,135	$603,750	$57,105	$(63,409)	$628,581

Liabilities and Stockholder's (Deficit) Equity
Current liabilities
Revolving credit facility and current portion of long-term debt and capital leases	$—	$5,449	$2,531	$—	$7,980
Accounts payable	—	69,605	11,068	—	80,673
Accrued liabilities	7,834	28,953	2,171	—	38,958
Income taxes payable	—	(73)	983	—	910

Total current liabilities	7,834	103,934	16,753	—	128,521

Long-term liabilities
Long-term debt, less current portion	235,000	345,625	—	—	580,625
Capital lease obligations, less current portion	—	11,288	—	—	11,288
Deferred income taxes	(64,947)	86,018	1,207	—	22,278
Intercompany payables	(20,044)	55,818	24,726	(60,500)	—
Other liabilities	—	12,037	540	—	12,577

Total long-term liabilities	150,009	510,786	26,473	(60,500)	626,768

Commitments and contingencies
Stockholder's (deficit) equity
Preferred stock, par value, $0.001 per share—100,000 shares authorized, no shares issued and outstanding	—	—	—	—	—
Common stock, par value, $0.001 per share—2,900,000 shares authorized, 1 share issued and outstanding	—	—	—	—	—
(Distributions in excess of) Additional paid-in capital	(76,174)	(76,174)	30,095	46,079	(76,174)
Accumulated other comprehensive (loss) income, net	(8,047)	(8,047)	(2,091)	10,138	(8,047)
Accumulated deficit	(42,487)	73,251	(14,125)	(59,126)	(42,487)

Total stockholder's (deficit) equity	(126,708)	(10,970)	13,879	(2,909)	(126,708)

Total liabilities and stockholder's equity (deficit)	$31,135	$603,750	$57,105	$(63,409)	$628,581

CONSOLIDATING BALANCE SHEET AS OF DECEMBER 31, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$—	$48	$2,460	$—	$2,508
Trade accounts receivable (net of allowance for uncollectible accounts of $1,550)	—	80,979	13,972	—	94,951
Other receivables	—	2,914	549	—	3,463
Inventories	—	91,727	12,001	—	103,728
Deferred income taxes	—	3,643	60	—	3,703
Prepaid expenses and other current assets	—	2,196	1,044	—	3,240

Total current assets	—	181,507	30,086	—	211,593
Property, plant, and equipment, net	—	191,646	22,647	—	214,293
Deferred financing costs, net	13,760	1,238	—	—	14,998
Intangible assets, net	—	92,383	601	—	92,984
Goodwill	—	68,943	699	—	69,642
Investment in subsidiaries	127,036	5,392	—	(132,428)	—
Intercompany receivables	35,640	24,817	(363)	(60,094)	—
Other assets	—	5,962	336	—	6,298

Total assets	$176,436	$571,888	$54,006	$(192,522)	$609,808

Liabilities and Stockholder's Equity
Current liabilities
Revolving credit facility and current portion of long-term debt	$—	$51,624	$7,191	$—	$58,815
Accounts payable	—	71,828	11,779	—	83,607
Accrued liabilities	15,000	29,363	2,505	—	46,868
Income taxes payable	—	16	956	—	972

Total current liabilities	15,000	152,831	22,431	—	190,262

Long-term liabilities
Long-term debt, less current portion	320,000	—	—	—	320,000
Capital lease obligations, less current portion	—	10,501	—	—	10,501
Deferred income taxes	(47,965)	79,616	1,227	—	32,878
Intercompany payables	(150,594)	186,368	24,320	(60,094)	—
Other liabilities	—	15,536	636	—	16,172

Total long-term liabilities	121,441	292,021	26,183	(60,094)	379,551

Commitments and contingencies
Stockholder's equity
Preferred stock, par value, $0.001 per share—100,000 shares authorized, no shares issued and outstanding	—	—	—	—	—
Common stock, par value, $0.001 per share—2,900,000 shares authorized, 1 share issued and outstanding	—	—	—	—	—
Additional paid-in capital	73,521	73,521	23,897	(97,418)	73,521
Accumulated other comprehensive (loss) income, net	(7,095)	(7,095)	(1,988)	9,083	(7,095)
Accumulated deficit	(26,431)	60,610	(16,517)	(44,093)	(26,431)

Total stockholder's equity	39,995	127,036	5,392	(132,428)	39,995

Total liabilities and stockholder's equity	$176,436	$571,888	$54,006	$(192,522)	$609,808

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE THREE

MONTHS ENDED SEPTEMBER 30, 2011

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$192,771	$31,523	$(4,650)	$219,644
Cost of sales	—	167,569	27,627	(4,650)	190,546

Gross margin	—	25,202	3,896	—	29,098
Selling, general and administrative expenses	147	16,282	1,912	—	18,341

Operating (loss) income	(147)	8,920	1,984	—	10,757

Other expenses (income)
Interest expense	5,468	7,021	487	—	12,976
Loss on early extinguishment of debt	—	—	—	—	—
Other (income) expense, net	—	(207)	111	—	(96)

Net other expense	5,468	6,814	598	—	12,880

(Loss) income before income taxes	(5,615)	2,106	1,386	—	(2,123)
(Benefit from) provision for income taxes	(1,735)	847	334	—	(554)

Net (loss) income before equity in earnings of affiliates	(3,880)	1,259	1,052	—	(1,569)
Equity in earnings (loss) of affiliates	2,311	1,052	—	(3,363)	—

Net (loss) income	$(1,569)	$2,311	$1,052	$(3,363)	$(1,569)

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE THREE

MONTHS ENDED SEPTEMBER 30, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$188,259	$31,659	$(3,229)	$216,689
Cost of sales	—	162,470	28,139	(3,229)	187,380

Gross margin	—	25,789	3,520	—	29,309
Selling, general and administrative expenses	(13)	17,737	1,569	—	19,293

Operating (loss) income	13	8,052	1,951	—	10,016

Other expenses (income)
Interest expense	9,104	1,397	421	—	10,922
Other (income) expense, net	—	(143)	47	—	(96)

Net other expense	9,104	1,254	468	—	10,826

(Loss) income before income taxes	(9,091)	6,798	1,483	—	(810)
(Benefit from) provision for income taxes	(2,643)	1,889	461	—	(293)

Net (loss) income before equity in earnings of affiliates	(6,448)	4,909	1,022	—	(517)
Equity in earnings (loss) of affiliates	5,931	1,022	—	(6,953)	—

Net (loss) income	$(517)	$5,931	$1,022	$(6,953)	$(517)

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE NINE

MONTHS ENDED SEPTEMBER 30, 2011

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$584,311	$94,316	$(14,735)	$663,892
Cost of sales	—	505,922	83,122	(14,735)	574,309

Gross margin	—	78,389	11,194	—	89,583
Selling, general and administrative expenses	304	51,350	4,907	—	56,561

Operating (loss) income	(304)	27,039	6,287	—	33,022

Other expenses (income)
Interest expense	23,324	11,815	1,433	—	36,572
Loss on early extinguishment of debt	22,051	—	—	—	22,051
Other (income) expense, net	—	(1,531)	381	1,000	(150)

Net other expense	45,375	10,284	1,814	1,000	58,473

(Loss) income before income taxes	(45,679)	16,755	4,473	(1,000)	(25,451)
(Benefit from) provision for income taxes	(16,982)	6,506	1,081	—	(9,395)

Net (loss) income before equity in earnings of affiliates	(28,697)	10,249	3,392	(1,000)	(16,056)
Equity in earnings (loss) of affiliates	12,641	2,392	—	(15,033)	—

Net (loss) income	$(16,056)	$12,641	$3,392	$(16,033)	$(16,056)

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE NINE

MONTHS ENDED SEPTEMBER 30, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$482,704	$97,126	$(10,623)	$569,207
Cost of sales	—	419,343	90,063	(10,623)	498,783

Gross margin	—	63,361	7,063	—	70,424
Selling, general and administrative expenses	206	42,228	6,479	—	48,913

Operating (loss) income	(206)	21,133	584	—	21,511

Other expenses (income)
Interest expense	20,766	3,062	1,225	—	25,053
Other (income) expense, net	—	(1,915)	424	594	(897)

Net other expense	20,766	1,147	1,649	594	24,156

(Loss) income before income taxes	(20,972)	19,986	(1,065)	(594)	(2,645)
(Benefit from) provision for income taxes	(6,792)	6,455	1,086	—	749

Net (loss) income before equity in earnings of affiliates	(14,180)	13,531	(2,151)	(594)	(3,394)
Equity in earnings (loss) of affiliates	10,786	(2,745)	—	(8,041)	—

Net (loss) income	$(3,394)	$10,786	$(2,151)	$(8,635)	$(3,394)

CONSOLIDATING STATEMENT OF CASH FLOWS FOR THE NINE

MONTHS ENDED SEPTEMBER 30, 2011

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(16,056)	$12,641	$3,392	$(16,033)	$(16,056)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	2,200	25,240	2,784	—	30,224
Equity in (earnings) loss of affiliates	(12,641)	(2,392)	—	15,033	—
Deferred income tax (benefit) provision	(16,982)	6,505	(31)	—	(10,508)
Stock compensation expense	305	305	—	(305)	305
Loss on early extinguishment of debt	11,883	—	—	—	11,883
Loss (gain) on sale and disposition of property, plant and equipment	—	971	(62)	—	909
Changes in operating assets and liabilities:
Receivables	—	(878)	(2,377)	—	(3,255)
Inventories	—	(4,293)	(2,718)	—	(7,011)
Prepaid expenses and other assets	—	(688)	(88)	—	(776)
Accounts payable and accrued and other liabilities	(7,166)	(5,790)	(923)	—	(13,879)
Income tax receivable/payable	—	(89)	17	—	(72)

Net cash (used in) provided by operating activities	(38,457)	31,532	(6)	(1,305)	(8,236)

Cash flows from investing activities
Repayments from joint venture		85			85
Purchases of property, plant and equipment, including capitalized software	—	(29,473)	(5,306)	—	(34,779)
Proceeds from sales of property, plant and equipment	—	1,318	65	—	1,383
Investments in subsidiaries	(305)	—	—	305	—

Net cash (used in) provided by investing activities	(305)	(28,070)	(5,241)	305	(33,311)

Cash flows from financing activities
Repayment of subordinated term loan	—	(33)	—	—	(33)
Issuance of new term loan	—	350,000	—	—	350,000
Repayments on new term loan	—	(875)	—	—	(875)
Repayment of capital lease obligations	—	(1,447)	—	—	(1,447)
Deferred loan costs paid	(6,788)	(10,965)	—	—	(17,753)
Dividend to parent	—	(150,000)	(1,000)	1,000	(150,000)
Issuance of senior notes	235,000	—	—	—	235,000
Repayment of former senior notes	(320,000)	—	—	—	(320,000)
Borrowings under revolving credit facility	—	748,233	60,982	—	809,215
Repayments of revolving credit facility	—	(797,948)	(65,746)	—	(863,694)
Intercompany borrowings (repayments)	130,550	(133,356)	2,806		—
Capital contribution from guarantors	—	(6,198)	6,198	—	—

Net cash provided by (used in) financing activities	38,762	(2,589)	3,240	1,000	40,413
Effect of exchange rate changes on cash	—	(849)	786	—	(63)

Increase (decrease) in cash	—	24	(1,221)	—	(1,197)
Cash
Beginning of period	—	48	2,460	—	2,508

End of period	$—	$72	$1,239	$—	$1,311

CONSOLIDATING STATEMENT OF CASH FLOWS FOR THE NINE

MONTHS ENDED SEPTEMBER 30, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(3,394)	$10,786	$(2,151)	$(8,635)	$(3,394)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,536	18,810	2,483	—	22,829
Equity in (earnings) loss of affiliates	(10,786)	2,745	—	8,041	—
Deferred income tax (benefit) provision	(6,792)	6,433	(46)	—	(405)
Stock compensation expense	206	206	—	(206)	206
Loss (gain) on sales and disposal of property, plant and equipment	—	535	(62)	—	473
Changes in operating assets and liabilities:
Receivables	—	(12,493)	(1,641)	—	(14,134)
Inventories	—	(7,934)	3,072	—	(4,862)
Prepaid expenses and other assets	—	(2,612)	2,189	—	(423)
Accounts payable and accrued and other liabilities	(4,312)	10,056	1,118	—	6,862
Income tax receivable/payable	—	(6)	218	—	212

Net cash (used in) provided by operating activities	(23,542)	26,526	5,180	(800)	7,364

Cash flows from investing activities
Investment in joint venture	—	(425)	—	—	(425)
Purchases of property, plant and equipment	—	(16,738)	(1,637)	—	(18,375)
Proceeds from sales of property, plant and equipment	—	6,958	238	—	7,196
Investments in subsidiaries	(206)	—	—	206	—
Acquisition of business	—	(82,124)	—	—	(82,124)

Net cash (used in) provided by investing activities	(206)	(92,329)	(1,399)	206	(93,728)

Cash flows from financing activities
Repayment of subordinated term loans	—	(36)	—	—	(36)
Borrowings on term loan	100,000	—	—	—	100,000
Repayments on term loan	(100,000)	—	—	—	(100,000)
Repayment of capital lease obligations	—	(404)	—	—	(404)
Deferred financing costs paid	(11,068)	(1,255)	—	—	(12,323)
Issuance of senior notes	100,000	—	—	—	100,000
Borrowings under revolving credit facility	—	623,382	45,247	—	668,629
Repayments of revolving credit facility	—	(617,889)	(50,827)	—	(668,716)
Intercompany borrowings (repayments)	(65,184)	61,796	3,388	—	—
Dividends paid	—	—	(594)	594	—

Net cash provided by (used in) financing activities	23,748	65,594	(2,786)	594	87,150
Effect of exchange rate changes on cash	—	445	(389)	—	56

Increase in cash	—	236	606	—	842
Cash
Beginning of period	—	160	473	—	633

End of period	$—	$396	$1,079	$—	$1,475

14. Consolidating Financial Information

The Former Senior Notes are jointly, severally, fully and unconditionally guaranteed by the Company's domestic restricted subsidiaries. Each guarantor subsidiary is 100% owned, directly or indirectly, by the Company within the meaning of Rule 3-10(h) of Regulation S-X. Following are consolidating financial statements of the Company, including the guarantors, provided pursuant to Rule 3-10 of Regulation S-X in lieu of separate financial statements of each subsidiary guaranteeing the Former Senior Notes.

The following consolidating financial statements present the balance sheets as of December 31, 2010 and 2009, the statements of operations for the years ended December 31, 2010, 2009 and 2008, and the statements of cash flows for the years ended December 31, 2010, 2009 and 2008, of (i) Exopack Holding Corp. (the "Parent"), (ii) the domestic subsidiaries of Exopack Holding Corp. (the "Guarantor Subsidiaries"), (iii) the foreign subsidiaries of Exopack Holding Corp. (the "Nonguarantor Subsidiaries"), and (iv) the eliminations necessary to arrive at the information for the Company on a consolidated basis. The Parent and the Guarantor Subsidiaries have each reflected investments in their respective subsidiaries under the equity method of accounting. There are no restrictions limiting transfers of cash from Guarantor Subsidiaries and Nonguarantor Subsidiaries to the Parent. The consolidating financial statements should be read in conjunction with the accompanying consolidated financial statements of the Company.

CONSOLIDATING BALANCE SHEET AS OF DECEMBER 31, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$—	$48	$2,460	$—	$2,508
Trade accounts receivable (net of allowance for uncollectible accounts of $1,550)	—	80,979	13,972	—	94,951
Other receivables	—	2,914	549	—	3,463
Inventories	—	91,727	12,001	—	103,728
Deferred income taxes	—	3,643	60	—	3,703
Prepaid expenses and other current assets	—	2,196	1,044	—	3,240

Total current assets	—	181,507	30,086	—	211,593
Property, plant, and equipment, net	—	191,646	22,647	—	214,293
Deferred financing costs, net	13,760	1,238	—	—	14,998
Intangible assets, net	—	92,383	601	—	92,984
Goodwill	—	68,943	699	—	69,642
Investment in subsidiaries	127,036	5,392	—	(132,428)	—
Intercompany receivables	35,640	24,817	(363)	(60,094)	—
Other assets	—	5,962	336	—	6,298

Total assets	$176,436	$571,888	$54,006	$(192,522)	$609,808

Liabilities and Stockholder's Equity
Current liabilities
Revolving credit facility and current portion of long-term debt	$—	$51,624	$7,191	$—	$58,815
Accounts payable	—	71,828	11,779	—	83,607
Accrued liabilities	15,000	29,363	2,505	—	46,868
Income taxes payable	—	16	956	—	972

Total current liabilities	15,000	152,831	22,431	—	190,262

Long-term liabilities
Long-term debt, less current portion	320,000	—	—	—	320,000
Capital lease obligations, less current portion	—	10,501	—	—	10,501
Deferred income taxes	(47,965)	79,616	1,227	—	32,878
Intercompany payables	(150,594)	186,368	24,320	(60,094)	—
Other liabilities	—	15,536	636	—	16,172

Total long-term liabilities	121,441	292,021	26,183	(60,094)	379,551

Commitments and contingencies
Stockholder's equity
Preferred stock, par value, $0.001 per share—100,000 shares authorized, no shares issued and outstanding	—	—	—	—	—
Common stock, par value, $0.001 per share—2,900,000 shares authorized, 1 share issued and outstanding	—	—	—	—	—
Additional paid-in capital	73,521	73,521	23,897	(97,418)	73,521
Accumulated other comprehensive loss, net	(7,095)	(7,095)	(1,988)	9,083	(7,095)
Accumulated deficit	(26,431)	60,610	(16,517)	(44,093)	(26,431)

Total stockholder's equity	39,995	127,036	5,392	(132,428)	39,995

Total liabilities and stockholder's equity	$176,436	$571,888	$54,006	$(192,522)	$609,808

CONSOLIDATING BALANCE SHEET AS OF DECEMBER 31, 2009

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash	$—	$160	$473	$—	$633
Trade accounts receivable (net of allowance for uncollectible accounts of $1,592)	—	64,566	13,828	—	78,394
Other receivables	—	2,160	1,636	—	3,796
Inventories	—	65,398	14,910	(336)	79,972
Deferred income taxes	—	3,332	168	—	3,500
Prepaid expenses and other current assets	—	2,017	1,400	—	3,417

Total current assets	—	137,633	32,415	(336)	169,712
Property, plant, and equipment, net	—	149,429	24,626	—	174,055
Deferred financing costs, net	4,798	399	—	—	5,197
Intangible assets, net	—	64,533	674	—	65,207
Goodwill	—	63,718	720	—	64,438
Investment in subsidiaries	110,782	7,035	—	(117,817)	—
Intercompany receivables	35,640	24,863	(2,718)	(57,785)	—
Other assets	—	2,253	602	—	2,855

Total assets	$151,220	$449,863	$56,319	$(175,938)	$481,464

Liabilities and Stockholder's Equity
Current liabilities
Revolving credit facility and current portion of long-term debt	$—	$60,259	$8,344	$—	$68,603
Accounts payable	—	53,227	11,702	—	64,929
Accrued liabilities	10,312	19,378	4,089	—	33,779
Income taxes payable	—	124	978	—	1,102

Total current liabilities	10,312	132,988	25,113	—	168,413

Long-term liabilities
Long-term debt, less current portion	220,000	34	—	—	220,034
Deferred income taxes	(38,186)	70,385	1,490	—	33,689
Intercompany payables	(85,405)	121,180	22,010	(57,785)	—
Other liabilities	—	14,158	671	—	14,829

Total long-term liabilities	96,409	205,757	24,171	(57,785)	268,552

Commitments and contingencies
Stockholder's equity
Preferred stock, par value, $0.001 per share —100,000 shares authorized, no shares issued and outstanding	—	—	—	—	—
Common stock, par value, $0.001 per share—2,900,000 shares authorized, 1 share issued and outstanding	—	—	—	—	—
Additional paid-in capital	73,230	73,230	23,897	(97,127)	73,230
Accumulated other comprehensive loss, net	(5,074)	(5,074)	(1,373)	6,447	(5,074)
Accumulated deficit	(23,657)	42,962	(15,489)	(27,473)	(23,657)

Total stockholder's equity	44,499	111,118	7,035	(118,153)	44,499

Total liabilities and stockholder's equity	$151,220	$449,863	$56,319	$(175,938)	$481,464

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$679,451	$119,934	$(14,299)	$785,086
Cost of sales	—	590,141	108,663	(14,636)	684,168

Gross margin	—	89,310	11,271	337	100,918
Selling, general and administrative expenses	291	57,937	8,263	—	66,491

Operating income (loss)	(291)	31,373	3,008	337	34,427

Other expenses (income)
Interest expense	30,245	4,461	1,673	—	36,379
Other (income) expense, net	—	(2,114)	485	594	(1,035)

Net other expense	30,245	2,347	2,158	594	35,344

(Loss) income before income taxes	(30,536)	29,026	850	(257)	(917)
(Benefit from) provision for income taxes	(9,778)	10,351	1,284	—	1,857

Net (loss) income before equity in earnings of affiliates	(20,758)	18,675	(434)	(257)	(2,774)
Equity in earnings (loss) of affiliates	17,984	(1,027)	—	(16,957)	—

Net (loss) income	$(2,774)	$17,648	$(434)	$(17,214)	$(2,774)

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$571,440	$121,315	$(19,022)	$673,733
Cost of sales	—	502,108	113,659	(19,003)	596,764

Gross margin	—	69,332	7,656	(19)	76,969
Selling, general and administrative expenses	419	47,405	8,070	—	55,894

Operating income (loss)	(419)	21,927	(414)	(19)	21,075

Other expenses (income)
Interest expense	23,324	3,569	1,699	—	28,592
Other (income) expense, net	—	(277)	(191)	—	(468)

Net other expense	23,324	3,292	1,508	—	28,124

(Loss) income before income taxes	(23,743)	18,635	(1,922)	(19)	(7,049)
(Benefit from) provision for income taxes	(7,646)	5,418	1,114	—	(1,114)

Net (loss) income before equity in earnings of affiliates	(16,097)	13,217	(3,036)	(19)	(5,935)
Equity in earnings (loss) of affiliates	10,162	(3,036)	—	(7,126)	—

Net (loss) income	$(5,935)	$10,181	$(3,036)	$(7,145)	$(5,935)

CONSOLIDATING STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2008

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$648,431	$142,624	$(9,323)	$781,732
Cost of sales	—	577,528	131,027	(9,031)	699,524

Gross margin	—	70,903	11,597	(292)	82,208
Selling, general and administrative expenses	628	47,607	8,944	—	57,179

Operating income (loss)	(628)	23,296	2,653	(292)	25,029

Other expenses (income)
Interest expense	23,324	5,243	2,424	—	30,991
Other (income) expense, net	—	(393)	1,764	—	1,371

Net other expense	23,324	4,850	4,188	—	32,362

(Loss) income before income taxes	(23,952)	18,446	(1,535)	(292)	(7,333)
(Benefit from) provision for income taxes	(9,101)	7,117	769	—	(1,215)

Net (loss) income before equity in earnings of affiliates	(14,851)	11,329	(2,304)	(292)	(6,118)
Equity in earnings (loss) of affiliates	8,733	(2,304)	—	(6,429)	—

Net (loss) income	$(6,118)	$9,025	$(2,304)	$(6,721)	$(6,118)

CONSOLIDATING STATEMENT OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(2,774)	$17,648	$(434)	$(17,214)	$(2,774)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Depreciation and amortization	2,664	27,785	3,287	—	33,736
Equity in (earnings) loss of affiliates	(17,984)	1,027	—	16,957	—
Deferred income tax (benefit) provision	(9,779)	10,401	(116)	—	506
Stock compensation expense	291	291	—	(291)	291
Loss (gain) on sales and disposition of property, plant and equipment	—	737	(69)	—	668
Changes in operating assets and liabilities
Receivables	—	(5,486)	101	—	(5,385)
Inventories	—	(13,419)	3,211	(337)	(10,545)
Prepaid expenses and other assets	—	(5,246)	2,639	—	(2,607)
Accounts payable and accrued and other liabilities	4,688	12,581	(1,462)	—	15,807
Income tax receivable/payable	—	(108)	6	—	(102)

Net cash provided by (used in) operating activities	(22,894)	46,211	7,163	(885)	29,595

Cash flows from investing activities
Investment in joint venture		(425)			(425)
Purchases of property, plant and equipment, including capitalized software	—	(22,852)	(2,144)	—	(24,996)
Proceeds from sales of property, plant and equipment	—	7,004	245	—	7,249
Acquisition of business, net of cash acquired	—	(82,124)	—	—	(82,124)
Investments in subsidiaries	(291)	—	—	291	—

Net cash (used in) provided by investing activities	(291)	(98,397)	(1,899)	291	(100,296)

Cash flows from financing activities
Repayment of subordinated term loans	—	(49)	—	—	(49)
Borrowings on term loan	100,000	—	—	—	100,000
Repayments on term loan	(100,000)	—	—	—	(100,000)
Issuance of former additional notes	100,000	—	—	—	100,000
Repayment of capital lease obligations	—	(2,488)	—	—	(2,488)
Deferred financing costs paid on former senior notes and senior credit facility	(11,626)	(1,255)	—	—	(12,881)
Borrowings under revolving credit facility	—	872,003	72,611	—	944,614
Repayments of revolving credit facility	—	(882,499)	(73,993)	—	(956,492)
Intercompany borrowings (repayments)	(65,189)	65,236	(47)	—	—
Dividends paid	—	—	(594)	594	—

Net cash provided by (used in) financing activities	23,185	50,948	(2,023)	594	72,704
Effect of exchange rate changes on cash	—	1,126	(1,254)	—	(128)

Increase (decrease) in cash	—	(112)	1,987	—	1,875
Cash
Beginning of year	—	160	473	—	633

End of year	$—	$48	$2,460	$—	$2,508

CONSOLIDATING STATEMENT OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands of dollars)	Parent	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(5,935)	$10,181	$(3,036)	$(7,145)	$(5,935)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Depreciation and amortization	1,175	21,035	3,245	—	25,455
Equity in (earnings) loss of affiliates	(10,162)	3,036	—	7,126	—
Deferred income tax (benefit) provision	(7,645)	5,283	(85)	—	(2,447)
Stock compensation expense	419	419	—	(419)	419
Loss on sales and disposition of property, plant and equipment	—	1,049	264	—	1,313
Changes in operating assets and liabilities:
Receivables	—	2,417	4,294	—	6,711
Inventories	—	11,508	1,873	19	13,400
Prepaid expenses and other assets	—	(1,448)	(1,199)	—	(2,647)
Accounts payable and accrued and other liabilities	(1)	(8,658)	(1,873)	—	(10,532)
Income tax receivable/payable	—	30	211	—	241

Net cash provided by (used in) operating activities	(22,149)	44,852	3,694	(419)	25,978

Cash flows from investing activities
Investment in joint venture	—	(400)	—	—	(400)
Purchases of property, plant and equipment, including capitalized software	—	(22,773)	(3,648)	—	(26,421)
Proceeds from sales of property, plant and equipment	—	6,973	108	—	7,081
Investments in subsidiaries	(419)	—	—	419	—

Net cash (used in) provided by investing activities	(419)	(16,200)	(3,540)	419	(19,740)

Cash flows from financing activities
Repayment of subordinated term loans	—	(48)	—	—	(48)
Borrowings under revolving credit facility	—	684,725	39,382	—	724,107
Repayments of revolving credit facility	—	(692,324)	(38,656)	—	(730,980)
Intercompany borrowings (repayments)	22,568	(24,486)	1,918	—	—

Net cash provided by (used in) financing activities	22,568	(32,133)	2,644	—	(6,921)

Effect of exchange rate changes on cash	—	3,000	(3,396)	—	(396)
Increase (decrease) in cash	—	(481)	(598)	—	(1,079)
Cash
Beginning of year	—	641	1,071	—	1,712

End of year	$—	$160	$473	$—	$633

CONSOLIDATING STATEMENT OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2008

		Guarantor	Nonguarantor
(in thousands of dollars)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(6,118)	$9,025	$(2,304)	$(6,721)	$(6,118)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Depreciation and amortization	1,175	19,897	3,432	—	24,504
Equity in (earnings) loss of affiliates	(8,733)	2,304	—	6,429	—
Deferred income tax (benefit) provision	(9,102)	6,986	(131)	—	(2,247)
Stock compensation expense	616	616	—	(616)	616
Loss (gain) on sales and disposition of property, plant and equipment	—	1,792	(35)	—	1,757
Changes in operating assets and liabilities:
Receivables	—	(2,906)	(5,775)	—	(8,681)
Inventories	—	768	(985)	292	75
Prepaid expenses and other assets	—	1,618	(242)	—	1,376
Accounts payable and accrued and other liabilities	1	(3,566)	4,168	—	603
Income tax receivable/payable	—	476	598	—	1,074

Net cash provided by (used in) operating activities	(22,161)	37,010	(1,274)	(616)	12,959

Cash flows from investing activities
Purchases of property, plant and equipment,, including capitalized software	—	(16,444)	(2,705)	—	(19,149)
Proceeds from sales of property, plant and equipment	—	406	106	—	512
Acquisition of business	—	542	(931)	—	(389)
Investments in subsidiaries	(616)	—	—	616	—

Net cash (used in) provided by investing activities	(616)	(15,496)	(3,530)	616	(19,026)

Cash flows from financing activities
Repayment of subordinated term loans	—	(49)	(64)	—	(113)
Financing costs paid	—	(110)	—	—	(110)
Borrowings under revolving credit facility	—	979,619	99,379	—	1,078,998
Repayments of revolving credit facility	—	(978,409)	(95,217)	—	(1,073,626)
Intercompany borrowings (repayments)	22,700	(18,016)	(4,684)	—	—

Net cash provided by (used in) financing activities	22,700	(16,965)	(586)	—	5,149
Effect of exchange rate changes on cash	—	(4,214)	5,536	—	1,322

Increase (decrease) in cash	(77)	335	146	—	404
Cash
Beginning of year	77	306	925	—	1,308

End of year	$—	$641	$1,071	$—	$1,712